Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000	50,000,000
Common stock, shares issued	8,879,745	8,437,059	18,202,139
Common stock, shares outstanding	8,879,745	8,437,059	18,202,139